Income Taxes (Schedule of Components of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Current taxes on income
In respect of current year	$ 11,049	$ 39,559	[1]	$ 6,892
Deferred tax expense/(income)
Creation and reversal of temporary differences	14,150	(1,579)	[1]	(2,567)
Total tax (benefit)/expense on income	$ 25,199	$ 37,980		$ 4,325

[1]	The Group made an immaterial correction of reclassification error of $21 million in income taxes on income and deferred tax income as at December 31, 2021.